Deferred tax (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities)

Net deferred tax assets/(liabilities) comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m

At 1 January 2017	31	(58)	89	(392)	117	(95)	92	(216)

Differences on exchange	2	15	(6)	13	(12)	862	(22)	852

Subsidiaries acquired (note 24)	(375)	(234)	–	–	514	(28,091)	1,115	(27,071)

Credited/(charged) to the income statement	180	19	30	138	10	66	(307)	136

Credited/(charged) relating to changes in tax rates	71	84	–	–	(194)	9,935	(276)	9,620

(Charged)/credited to other comprehensive income	–	–	–	–	(171)	–	38	(133)

At 31 December 2017	(91)	(174)	113	(241)	264	(17,323)	640	(16,812)

At 1 January 2016	30	(132)	53	(255)	48	(108)	127	(237)

Differences on exchange	6	(18)	13	(41)	4	(20)	17	(39)

Subsidiaries acquired (note 24)	–	(6)	–	–	–	–	–	(6)

(Charged)/credited to the income statement	(5)	98	23	(96)	1	33	(58)	(4)

Credited to other comprehensive income	–	–	–	–	64	–	6	70

At 31 December 2016	31	(58)	89	(392)	117	(95)	92	(216)